Note 4 - Acquisition of Homestake Resources	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of business combinations [text block]
4.	Acquisition of Homestake Resource

On
September 7, 2016
the Company completed the acquisition of
100%
of the issued and outstanding shares of Homestake pursuant to a plan of arrangement (the “Arrangement”). Under the terms of the Arrangement, Homestake shareholders received one
Auryn share for each
seventeen
(
17
) Homestake common shares held, resulting in the issuance of a total of
4,068,124
common shares from treasury with a fair value of
$13,262.
In addition to the common shares issued to shareholders,
97,786
replacement share options with a weighted average fair value of
$1.10
per option were granted to former Homestake employees and consultants and
286,167
replacement share purchase warrants were granted to former Homestake warrant holders at a weighted average fair value of
$2.42
per warrant.

The acquisition of Homestake was accounted for as an asset acquisition and transaction costs associated with the acquisition, totalling
$1,044,
were included in the calculation of the purchase price. Transaction costs included the fair value of
$726
(
$3.26
per common share) related to
222,603
common shares issued as finders’ fees as well as
$318
in professional fees, regulatory fees and other costs incurred in connection with the transaction. Homestake’s operations have been included in the Company’s results of operations from the acquisition date.

The allocation of the purchase price, based on the relative fair value of assets acquired and liabilities assumed is as follows:

Total purchase price:
Fair value of common shares issued on acquisition	$13,262
Fair value of investment in shares of Homestake	285
Fair value of share options issued on acquisition	107
Fair value of warrants issued on acquisition	692
Transaction costs associated with the acquisition	1,044
Total purchase price to allocate	$15,390

Cost of assets acquired and liabilities assumed:
Cash and cash equivalents	$1
Amounts receivable and prepaid expenses	37
Marketable securities	771
Reclamation bond	55
Mineral properties	16,060
Accounts payable and accrued liabilities	(1,534)
$15,390

The fair value of the
97,786
replacement share options and
286,167
warrants issued on acquisition to Homestake employees and warrant holders, respectively, has been estimated using the Black-Scholes option valuation model with the following assumptions:

	Share options	Warrants
Risk-free interest rate	0.54%	0.54%
Expected dividend yield	nil	nil
Share price volatility	63%	62%
Expected life (in years - weighted average)	0.25	0.92